Income Taxes Income (loss) before income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Contingency [Line Items]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes is comprised of the following for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Domestic	$9,993	$5,836	$(17,139)
Foreign	(10,660)	(5,050)	(3,294)
(Loss) income before income taxes	$(667)	$786	$(20,433)